Message From The Investment Advisor                            The Shelby Funds
-------------------------------------------------------------------------------

Dear Shareholder:

The tragic events of September 11th have left an indelible mark on our firm, our industry, and our nation. Like so many others in the financial services industry, we lost friends and colleagues on that fateful Tuesday. And like so many other Americans, we have found it difficult to express our grief and our outrage. Yet we are heartened by the outpouring of compassion and patriotism by the American people and are encouraged by the speed and unprecedented degree in which Washington is moving to contain the economic impact of this tragedy.

Prior to September 11th, the economy was almost certainly on the brink of, if not knee-deep in, a recession. The evidence was apparent in the sharp and sustained decline in corporate profits, in the equity markets and in other indicators like total hours worked which, over the prior seven months had declined a cumulative -1.4%. Hours worked have never declined that much without the US economy being in a recession. If we were in a recession, it was not likely to be severe due to the extensive fiscal and monetary stimulus provided prior to the attacks. Unfortunately, the events of September 11th may have changed that, with the direct and indirect economic impact likely totaling in the hundreds of billions.

During the past six months, little has changed in our approach to the current economic environment. In The Shelby Fund, we have consistently remained focused on sectors offering defensive growth, with relatively high earnings visibility, such as Healthcare. That defensive posture is reflected in The Shelby Fund's performance. For the six-month period ending September 30, 2001, The Shelby Fund Class Y returned -4.65% versus -9.68% for the S&P 500, -5.59% for the S&P 400 Mid Cap and -5.52% for the S&P 600 Small Cap. The Shelby Large Cap Fund also continues to execute in-line with its objective, returning - 9.15%* for the same period.

We believe the events of September 11th, and the resulting uncertainty regarding future attacks, have pushed out a recovery in corporate profits until mid- to late 2002. We also continue to believe that the recovery will be slow and market action will remain volatile. However, all is not bleak on Wall Street. The Federal Reserve has cut interest rates nine times, resulting in the lowest Fed Funds rate since 1962. These rate cuts have been accompanied by a flood of new liquidity and both new and proposed tax cuts. Barring any supply disruptions, lower oil prices should also serve as a massive net savings to consumers and businesses in the months ahead. Therefore, we encourage investors to stick with their long-term objectives. The history of the market clearly tells us that out of crisis arises opportunity. Accordingly, we continue to believe investors with a reasonably sufficient time horizon will be amply rewarded by investing in high-quality companies with strong prospects for growth.

Sincerely,

/s/ Darrell R. Wells  /s/ James C. Shircliff, CFA /s/ R. Andrew Beck
Darrell R. Wells      James C. Shircliff, CFA     R. Andrew Beck
Chairman, CEO         Executive Vice President    Senior Vice President
SMC Capital, Inc.     SMC Capital, Inc.           SMC Capital, Inc.

-------------------------------------------------------------------------------

The Shelby Funds
-------------------------------------------------------------------------------

*Excludes sales charge.

Performance data represents past performance and is not predictive of future performance. Investment return and the principal value of an investment in the Funds will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost. The composition of the Funds' holdings is subject to change.

The performance of the Shelby Fund is measured against unmanaged indices, the Standard & Poor's 500 Index (the Fund's primary benchmark), generally representative of the U.S. stock market, and the S&P 400 Midcap and S&P Smallcap 600 Indices, which are representative of mid cap and small cap stocks, respectively. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of the fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The quoted performance of The Shelby Large Cap Fund includes performance of certain common trust funds and collective investment funds (the "Commingled Funds") which were managed with full investment authority by principals of SMC Capital, Inc. prior to the establishment of the Fund on September 10, 2001. The performance of the Commingled Funds has been adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The assets of the Commingled Funds were converted into assets of the Fund upon the establishment of the Fund. The Commingled Funds were operated with the same investment objective and used investment strategies in all material respects equivalent to those used for the Fund. During the time period of their existence the Commingled Funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Funds had been registered under the 1940 Act, the Commingled Funds' performance may have been adversely affected.

For more complete information, including charges and expenses, call 1-800-774-3529 for a prospectus, which you should read carefully before you invest or send money. Shares are distributed by BISYS Fund Services Limited Partnership.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Shelby County Trust Bank or its affiliates, and shares are not federally insured by the FDIC or any other agency. An investment in mutual fund shares involves risks, including the possible loss of principal.

-------------------------------------------------------------------------------

                               Table of Contents

                                The Shelby Fund

                      Statement of Assets and Liabilities
                                    Page  4

                            Statement of Operations
                                    Page  5

                      Statements of Changes in Net Assets
                                    Page  6

                       Schedule of Portfolio Investments
                                    Page  7

                           The Shelby Large Cap Fund

                      Statement of Assets and Liabilities
                                    Page  9

                            Statement of Operations
                                    Page 10

                      Statements of Changes in Net Assets
                                    Page 11

                       Schedule of Portfolio Investments
                                    Page 12

                         Notes to Financial Statements
                                    Page 15

                              Financial Highlights
                                    Page 20

THE COVENTRY GROUP
THE SHELBY FUND

                      Statement of Assets and Liabilities
                               September 30, 2001
                                  (Unaudited)

ASSETS:
Investments, at value (cost $26,880,620).......................... $26,019,264
Interest and dividends receivable.................................      21,135
Receivable from capital shares issued.............................       2,461
Receivable from investments sold..................................       2,388
Prepaid expenses and other assets.................................       7,237
                                                                   -----------
    Total Assets..................................................  26,052,485
                                                                   -----------
LIABILITIES:
Payable to custodian..............................................     190,918
Accrued expenses and other payables:
  Investment advisory fees........................................      21,710
  Administration fees.............................................         417
  Distribution fees...............................................         149
  Audit fees......................................................       6,604
  Legal fees......................................................      13,958
  Printing fees...................................................       8,053
  Transfer agent fees.............................................       8,429
  Other...........................................................       3,923
                                                                   -----------
    Total Liabilities.............................................     254,161
                                                                   -----------
NET ASSETS:                                                         25,798,324
                                                                   ===========
Capital...........................................................  36,777,396
Accumulated net investment loss...................................     (90,631)
Unrealized depreciation from investments..........................    (861,356)
Accumulated net realized losses from investment transactions...... (10,027,085)
                                                                   -----------
    Net Assets.................................................... $25,798,324
                                                                   ===========
Class Y Shares
  Net Assets...................................................... $25,084,333
  Shares outstanding..............................................   3,394,488
  Redemption and offering price per share......................... $      7.39
                                                                   ===========
Class A Shares
  Net Assets...................................................... $   713,991
  Shares outstanding..............................................      96,462
  Redemption price per share...................................... $      7.40
                                                                   ===========
Class A Shares--Maximum Sales Charge..............................        4.75%
  Maximum Offering Price Per Share (100%/(100%-Maximum Sales
   Charge) of net asset value adjusted to the nearest cent)....... $      7.77
                                                                   ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                            Statement of Operations
                  For the Six Months Ended September 30, 2001
                                  (Unaudited)

INVESTMENT INCOME:
Interest income..................................................... $    66,272
Dividend income.....................................................     107,492
                                                                     -----------
    Total Investment Income.........................................     173,764
                                                                     -----------
EXPENSES:
Investment advisory fees............................................     147,830
Administration fees.................................................      29,576
Distribution fees--Class A..........................................         905
Custodian fees......................................................       5,653
Accounting fees.....................................................      18,472
Transfer agent fees.................................................      19,467
Legal fees..........................................................      16,863
Other fees..........................................................      33,023
                                                                     -----------
  Total expenses before fee reductions..............................     271,789
  Expenses reduced by Administrator.................................      (7,394)
                                                                     -----------
  Net expenses......................................................     264,395
                                                                     -----------
Net Investment Loss.................................................     (90,631)
                                                                     -----------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions....................  (4,107,914)
Net realized losses from option transactions........................  (1,090,149)
Net realized gains from closed short sales..........................     116,718
Change in unrealized appreciation/depreciation from investments.....   3,974,547
                                                                     -----------
Net realized/unrealized losses from investments.....................  (1,106,798)
                                                                     -----------
Change in net assets resulting from operations...................... $(1,197,429)
                                                                     ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                      Statements of Changes in Net Assets

                                                  Six Months Ended Year Ended
                                                   September 30,    March 31,
                                                        2001          2001
                                                  ---------------- -----------
                                                    (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss............................    $   (90,631)   $  (345,741)
 Net realized losses from investment
  transactions..................................     (5,081,345)    (1,308,441)
 Change in unrealized appreciation/depreciation
  from investments..............................      3,974,547    (35,591,406)
                                                    -----------    -----------
Change in net assets resulting from operations..     (1,197,429)   (37,245,588)
                                                    -----------    -----------
DISTRIBUTIONS TO CLASS Y SHAREHOLDERS:
 From net realized gains from investment
  transactions..................................             --     (7,489,734)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net realized gains from investment
  transactions..................................             --       (235,468)
                                                    -----------    -----------
Change in net assets from shareholder
 distributions..................................             --     (7,725,202)
                                                    -----------    -----------
CAPITAL TRANSACTIONS:
CLASS Y SHARES
 Proceeds from shares issued....................      1,712,278      6,549,487
 Dividends reinvested...........................             --      7,480,064
 Cost of shares redeemed........................     (4,742,851)    (9,256,993)
                                                    -----------    -----------
Class Y capital transactions....................     (3,030,573)     4,772,558
                                                    -----------    -----------
CLASS A SHARES
 Proceeds from shares issued....................        313,821      2,258,905
 Dividends reinvested...........................             --        235,468
 Cost of shares redeemed........................        (64,796)      (990,273)
                                                    -----------    -----------
Class A capital transactions....................        249,025      1,504,100
                                                    -----------    -----------
Change in net assets from capital transactions..     (2,781,548)     6,276,658
                                                    -----------    -----------
Change in net assets............................     (3,978,977)   (38,694,132)
NET ASSETS:
 Beginning of period............................     29,777,301     68,471,433
                                                    -----------    -----------
 End of period..................................    $25,798,324    $29,777,301
                                                    ===========    ===========
SHARE TRANSACTIONS:
CLASS Y SHARES
 Issued.........................................        214,749        423,420
 Reinvested.....................................             --        715,053
 Redeemed.......................................       (593,305)      (773,078)
                                                    -----------    -----------
Change in Class Y shares........................       (378,556)       365,395
                                                    ===========    ===========
CLASS A SHARES
 Issued.........................................         36,285        144,881
 Reinvested.....................................             --         22,425
 Redeemed.......................................         (7,864)      (101,945)
                                                    -----------    -----------
Change in Class A shares........................         28,421         65,361
                                                    -----------    -----------

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                       Schedule of Portfolio Investments
                               September 30, 2001
                                  (Unaudited)

   Shares
     or
 Principal                          Security                             Value
   Amount                          Description                             $
 ---------- --------------------------------------------------------   ---------
 Common Stocks (86.1%):
 Advertising (1.2%):
     10,000 Lamar Advertising Co.(b)................................     303,200
                                                                       ---------
 Banks (9.8%):
     15,000 Commerce Bancorp, Inc. .................................   1,020,000
     10,000 Investors Financial Services Corp. .....................     576,400
      2,500 PNC Financial Services Group............................     143,125
     50,500 Pointe Financial Corp. .................................     565,600
      7,000 S.Y. Bancorp, Inc. .....................................     224,000
                                                                       ---------
                                                                       2,529,125
                                                                       ---------
 Beverages--Non-alcoholic (1.8%):
     10,000 Coca-Cola Co. ..........................................     468,500
                                                                       ---------
 Brokerage Services (0.1%):
      2,500 Instinet Group, Inc.(b).................................      24,475
                                                                       ---------
 Cable TV (3.6%):
      5,000 Cablevision Systems Corp.(b)............................     204,700
     20,000 Comcast Corp. Special Class A(b)........................     717,400
                                                                       ---------
                                                                         922,100
                                                                       ---------
 Computer Software (2.0%):
      6,800 Advent Software, Inc.(b)................................     256,020
      5,000 Microsoft Corp.(b)......................................     255,850
                                                                       ---------
                                                                         511,870
                                                                       ---------
 Containers & Packaging (0.7%):
     77,000 Crown Cork & Seal Co., Inc. ............................     176,330
                                                                       ---------
 Electric Utilities (2.5%):
     10,000 Duke Energy Corp. ......................................     378,500
     10,000 TECO Energy, Inc. ......................................     271,000
                                                                       ---------
                                                                         649,500
                                                                       ---------
 Electronic Components--Semiconductors (3.3%):
     15,000 ARM Holdings PLC-ADR(b).................................     158,250
     30,000 Xilinx, Inc.(b).........................................     705,900
                                                                       ---------
                                                                         864,150
                                                                       ---------
 Financial Services (12.0%):
      5,000 Ambac Financial Group, Inc..............................     273,550
     15,000 Concord EFS, Inc.(b)....................................     734,250
     37,500 eFunds Corp.(b).........................................     624,375
     31,700 National Processing, Inc.(b)............................     887,600
     15,000 Washington Mutual, Inc. ................................     577,200
                                                                       ---------
                                                                       3,096,975
                                                                       ---------

   Shares
     or
 Principal                          Security                             Value
   Amount                          Description                             $
 ---------- --------------------------------------------------------   ---------
 Common Stocks, continued:
 Medical--HMO (5.5%):
     62,500 Humana, Inc.(b).........................................     753,750
     10,000 Trigon Healthcare, Inc.(b)..............................     655,000
                                                                       ---------
                                                                       1,408,750
                                                                       ---------
 Medical--Hospitals (2.5%):
     10,600 Tenet Healthcare Corp.(b)...............................     632,290
                                                                       ---------
 Medical Instruments (1.7%):
     15,000 Biomet, Inc. ...........................................     438,750
                                                                       ---------
 Medical--Wholesale Drug Distribution (3.9%):
     11,100 AmerisourceBergen Corp.(b)..............................     787,545
      3,000 Cardinal Health, Inc. ..................................     221,850
                                                                       ---------
                                                                       1,009,395
                                                                       ---------
 Multimedia (2.5%):
     16,000 Clear Channel Communications, Inc.(b)...................     636,000
                                                                       ---------
 Oil & Gas Exploration, Production, & Services (1.6%):
      5,000 Anadarko Petroleum Corp. ...............................     240,400
     10,000 Chesapeake Energy Corp.(b)..............................      56,500
     10,000 Core Laboratories NV(b).................................     128,600
                                                                       ---------
                                                                         425,500
                                                                       ---------
 Optical Supplies (0.5%):
      5,000 Bausch & Lomb, Inc. ....................................     141,500
                                                                       ---------
 Pharmaceuticals (19.4%):
     10,000 Amgen, Inc.(b)..........................................     587,700
     15,000 Eli Lilly & Co. ........................................   1,210,500
     10,000 Forest Laboratories, Inc.(b)............................     721,400
     20,000 King Pharmaceuticals, Inc.(b)...........................     839,000
     10,000 Merck & Co., Inc. ......................................     666,000
     10,000 Noven Pharmaceuticals, Inc.(b)..........................     181,000
     20,000 Pfizer, Inc. ...........................................     802,000
                                                                       ---------
                                                                       5,007,600
                                                                       ---------
 Radio (2.0%):
     15,000 Cox Radio, Inc. Class A(b)..............................     302,550
     15,000 Emmis Communications Corp. Class A(b)...................     216,300
                                                                       ---------
                                                                         518,850
                                                                       ---------

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                       Schedule of Portfolio Investments
                               September 30, 2001
                                  (Unaudited)

   Shares
     or
 Principal                         Security                             Value
   Amount                         Description                             $
 ---------- ------------------------------------------------------   -----------
 Common Stocks, continued:
 Restaurants (0.2%):
      6,000 Famous Dave's of America, Inc.(b).....................        57,000
                                                                     -----------
 Retail--Discount (0.9%):
     20,000 Dollar General Corp. .................................       234,000
                                                                     -----------
 Satellite Telecom (0.9%):
     10,000 Echostar Communications Corp. Class A(b)..............       232,700
                                                                     -----------
 Telecommunications (4.4%):
     20,000 Cox Communications, Inc. Class A(b)...................       835,000
     20,000 Young Broadcasting, Inc. Class A(b)...................       290,000
                                                                     -----------
                                                                       1,125,000
                                                                     -----------
 Therapeutics (0.3%):
     20,000 Cell Pathways, Inc.(b)................................        65,800
                                                                     -----------
 Wholesale & International Trade (2.8%):
     20,000 Costco Wholesale Corp.(b).............................       711,200
                                                                     -----------
            Total Common Stocks...................................    22,190,560
                                                                     -----------

   Shares
     or
 Principal                         Security                             Value
   Amount                         Description                             $
 ---------- ------------------------------------------------------   -----------
 Preferred Stocks (0.8%):
 Multimedia (0.8%):
      5,000 Emmis Communications Corp. Class A....................       143,750
      2,500 Sinclair Broadcasting Group, Inc. ....................        64,375
                                                                     -----------
            Total Preferred Stocks................................       208,125
                                                                     -----------
 Investment Companies (1.4%):
     10,000 Nasdaq-100 Index Tracking Stock(b)....................       289,800
      2,500 Semicondutor HOLDRs Trust(b)..........................        73,900
                                                                     -----------
            Total Investment Companies............................       363,700
                                                                     -----------
 Repurchase Agreements (12.6%):
 $3,256,879 Fifth Third Bank, 2.75%, 10/1/01......................     3,256,879
                                                                     -----------
   Total Repurchase Agreements.....................................    3,256,879
                                                                     -----------
   Total Investments (Cost $26,880,620) (a)--100.9%................   26,019,264
   Liabilities in excess of other assets--(0.9)%...................    (220,940)
                                                                     -----------
   NET ASSETS--100.0%..............................................  $25,798,324
                                                                     ===========

------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.. $2,497,940
   Unrealized depreciation.. (3,359,296)
                             ----------
              Net unrealized
   depreciation............. $ (861,356)
                             ==========

(b) Represents non-income producing security.

ADR--American Depositary Receipt
PLC--Public Limited Company
                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                      Statement of Assets and Liabilities
                               September 30, 2001
                                  (Unaudited)

ASSETS:
Investments, at value (cost $23,719,150).......................... $21,248,850
Interest and dividends receivable.................................      10,648
Receivable from investments sold..................................      30,545
Receivable from investment advisor................................       6,012
Prepaid expenses and other assets.................................       9,421
                                                                   -----------
    Total Assets..................................................  21,305,476
                                                                   -----------
LIABILITIES:
Payable for investments purchased.................................     178,069
Payable to custodian..............................................       1,052
Accrued expenses and other payables:
  Investment advisory fees........................................       8,816
  Administration fees.............................................         342
  Distribution fees...............................................       2,939
  Other...........................................................       5,266
                                                                   -----------
    Total Liabilities.............................................     196,484
                                                                   -----------
NET ASSETS:                                                         21,108,992
                                                                   ===========
Capital...........................................................  23,753,088
Accumulated net investment loss...................................      (7,038)
Unrealized depreciation from investments..........................  (2,470,300)
Accumulated net realized losses from investment transactions......    (166,758)
                                                                   -----------
  Net Assets...................................................... $21,108,992
                                                                   ===========
  Shares outstanding..............................................   2,165,656
  Redemption price per share...................................... $      9.75
                                                                   ===========
Maximum Sales Charge..............................................        4.75%
  Maximum Offering Price Per Share (100%/(100%-Maximum Sales
   Charge) of net asset value adjusted to the nearest cent)....... $     10.24
                                                                   ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                            Statement of Operations
                  For the Period Ended September 30, 2001 (a)
                                  (Unaudited)

INVESTMENT INCOME:
Interest income..................................................... $   1,416
Dividend income.....................................................    10,942
                                                                     ---------
  Total Investment Income...........................................    12,358
                                                                     ---------
EXPENSES:
Investment advisory fees............................................     9,992
Administration fees.................................................     2,351
Distribution fees...................................................     2,939
Custodian fees......................................................       588
Accounting fees.....................................................     1,789
Transfer agent fees.................................................       210
Legal fees..........................................................     3,570
Printing fees.......................................................     2,877
Other fees..........................................................     2,856
                                                                     ---------
  Total expenses before fee reductions/reimbursements...............    27,172
  Expenses reduced/reimbursed by Investment Advisor.................    (7,188)
  Expenses reduced by Administrator.................................      (588)
                                                                     ---------
  Net expenses......................................................    19,396
                                                                     ---------
Net Investment Loss.................................................    (7,038)
                                                                     ---------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions....................  (166,758)
Change in unrealized appreciation/depreciation from investments.....  (329,356)
                                                                     ---------
Net realized/unrealized losses from investments.....................  (496,114)
                                                                     ---------
Change in net assets resulting from operations...................... $(503,152)
                                                                     =========

------
(a) For the period from September 10, 2001 (commencement of operations) through September 30, 2001.
                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                       Statement of Changes in Net Assets

                                                                  Period Ended
                                                                  September 30,
                                                                    2001 (a)
                                                                  -------------
                                                                   (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss............................................  $    (7,038)
  Net realized losses from investment transactions...............     (166,758)
  Change in unrealized appreciation/depreciation from
   investments...................................................     (329,356)
                                                                   -----------
Change in net assets resulting from operations...................     (503,152)
                                                                   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued....................................    1,613,869
  Proceeds from common trust conversion..........................   20,872,542
  Cost of shares redeemed........................................     (874,267)
                                                                   -----------
Change in net assets from capital transactions...................   21,612,144
                                                                   -----------
Change in net assets.............................................   21,108,992
NET ASSETS:
  Beginning of period............................................           --
                                                                   -----------
  End of period..................................................  $21,108,992
                                                                   ===========
SHARE TRANSACTIONS:
  Issued.........................................................      165,530
  Issued from common trust conversion............................    2,087,254
  Redeemed.......................................................      (87,128)
                                                                   -----------
Change in total shares...........................................    2,165,656
                                                                   ===========

------
(a) For the period from September 10, 2001 (commencement of operations) through September 30, 2001.
                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                       Schedule of Portfolio Investments
                               September 30, 2001
                                  (Unaudited)

   Shares
     or
 Principal                          Security                             Value
   Amount                          Description                             $
 ---------- --------------------------------------------------------   ---------
 Common Stocks (95.2%):
 Banks (9.8%):
      6,200 Bank of New York Co., Inc. .............................     217,000
      5,000 Fifth Third Bancorp.....................................     307,400
      7,000 National City Corp. ....................................     209,650
      1,400 Northern Trust Corp. ...................................      73,472
     17,000 SouthTrust Corp. .......................................     432,990
      2,500 State Street Corp. .....................................     113,750
      6,150 SunTrust Banks, Inc. ...................................     409,590
      6,900 Wells Fargo & Co. ......................................     306,705
                                                                       ---------
                                                                       2,070,557
                                                                       ---------
 Beverages--Non-alcoholic (1.2%):
      5,300 Coca-Cola Co. ..........................................     248,305
                                                                       ---------
 Computer Services (1.9%):
      6,925 Computer Sciences Corp.(b)..............................     229,702
      2,800 Electronic Data Systems Corp. ..........................     161,224
                                                                       ---------
                                                                         390,926
                                                                       ---------
 Computer Software (5.1%):
      5,800 BMC Software, Inc.(b)...................................      73,660
      7,250 Computer Associates International, Inc. ................     186,615
     11,200 Microsoft Corp.(b)......................................     573,104
     20,000 Oracle Corp.(b).........................................     251,600
                                                                       ---------
                                                                       1,084,979
                                                                       ---------
 Computers (3.8%):
      7,525 Dell Computer Corp.(b)..................................     139,438
      9,000 Gateway, Inc.(b)........................................      49,050
      5,400 Hewlett-Packard Co. ....................................      86,940
      3,500 International Business Machines Corp. ..................     323,050
     24,400 Sun Microsystems, Inc.(b)...............................     201,788
                                                                       ---------
                                                                         800,266
                                                                       ---------
 Computers--Peripheral Equipment (1.7%):
     20,016 Cisco Systems, Inc.(b)..................................     243,795
      9,300 EMC Corp.(b)............................................     109,275
                                                                       ---------
                                                                         353,070
                                                                       ---------

   Shares
     or
 Principal                          Security                             Value
   Amount                          Description                             $
 ---------- --------------------------------------------------------   ---------
 Common Stocks, continued:
 Cosmetics/Personal Care (2.0%):
      1,750 Gillette Co. ...........................................      52,150
      5,200 Procter & Gamble Co. ...................................     378,508
                                                                       ---------
                                                                         430,658
                                                                       ---------
 Data Processing/Management (1.5%):
      6,800 Automatic Data Processing, Inc. ........................     319,872
                                                                       ---------
 Diversified Manufacturing (7.2%):
      6,000 Federal Signal Corp. ...................................     105,840
     24,000 General Electric Co. ...................................     892,800
      5,366 Illinois Tool Works, Inc. ..............................     290,354
      6,200 Lancaster Colony Corp. .................................     173,662
      1,300 United Technologies Corp. ..............................      60,450
                                                                       ---------
                                                                       1,523,106
                                                                       ---------
 Electronic Components (3.7%):
      2,800 Agilent Technologies, Inc.(b)...........................      54,740
      5,200 Emerson Electric Co. ...................................     244,712
     19,050 Intel Corp. ............................................     389,382
      3,875 Texas Instruments, Inc. ................................      96,798
                                                                       ---------
                                                                         785,632
                                                                       ---------
 Entertainment (0.4%):
      4,600 Walt Disney Co. ........................................      85,652
                                                                       ---------
 Financial Services (7.9%):
      9,354 American Express Co. ...................................     271,827
     13,000 Citigroup, Inc. ........................................     526,500
      3,050 Fannie Mae .............................................     244,183
      5,783 Franklin Resources, Inc. ...............................     200,497
      2,800 Freddie Mac.............................................     182,000
      2,500 MBIA, Inc. .............................................     125,000
      5,400 Providian Financial Corp. ..............................     108,810
                                                                       ---------
                                                                       1,658,817
                                                                       ---------
 Food Products & Services (3.0%):
     12,200 ConAgra Foods, Inc. ....................................     273,890
     14,300 SYSCO Corp. ............................................     365,222
                                                                       ---------
                                                                         639,112
                                                                       ---------

                                   Continued

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                       Schedule of Portfolio Investments
                               September 30, 2001
                                  (Unaudited)

   Shares
     or
 Principal                           Security                            Value
   Amount                          Description                             $
 ---------- ---------------------------------------------------------   --------
 Common Stocks, continued:
 Food Stores (1.7%):
      5,600 Albertson's, Inc. .......................................    178,528
      7,000 Kroger Co.(b)............................................    172,480
                                                                        --------
                                                                         351,008
                                                                        --------
 Household Products (0.7%):
      6,700 Newell Rubbermaid, Inc. .................................    152,157
                                                                        --------
 Insurance (3.5%):
      3,400 Allstate Corp. ..........................................    126,990
      6,100 American International Group, Inc. ......................    475,800
        650 Marsh & McLennan Cos., Inc. .............................     62,855
      1,200 MGIC Investment Corp. ...................................     78,408
                                                                        --------
                                                                         744,053
                                                                        --------
 Medical Products/Supplies (4.2%):
      9,025 Johnson & Johnson........................................    499,984
      9,075 Medtronic, Inc. .........................................    394,763
          1 Zimmer Holdings, Inc.(b).................................         14
                                                                        --------
                                                                         894,761
                                                                        --------
 Medical--Wholesale Drug Distribution (1.8%):
      5,137 Cardinal Health, Inc. ...................................    379,881
                                                                        --------
 Multimedia (0.5%):
      2,600 Clear Channel Communications, Inc.(b)....................    103,350
                                                                        --------
 Office Equipment & Supplies (1.8%):
      6,550 Lexmark International, Inc.(b)...........................    292,851
      2,500 Pitney Bowes, Inc. ......................................     95,500
                                                                        --------
                                                                         388,351
                                                                        --------
 Oil--Drilling & Gas Wells (0.4%):
      7,000 Rowan Cos., Inc.(b)......................................     86,660
                                                                        --------
 Paints & Coatings (1.9%):
     13,000 RPM, Inc. ...............................................    122,850
     12,625 Sherwin-Williams Co. ....................................    280,528
                                                                        --------
                                                                         403,378
                                                                        --------

   Shares
     or
 Principal                          Security                             Value
   Amount                          Description                             $
 ---------- --------------------------------------------------------   ---------
 Common Stocks, continued:
 Pharmaceuticals (11.0%):
      5,900 Amgen, Inc.(b)..........................................     346,743
      1,700 Biogen, Inc.(b).........................................      94,486
      5,575 Bristol-Myers Squibb Co. ...............................     309,747
      5,375 Merck & Co., Inc. ......................................     357,975
     19,200 Pfizer, Inc. ...........................................     769,919
     11,200 Schering-Plough Corp. ..................................     415,520
                                                                       ---------
                                                                       2,294,390
                                                                       ---------
 Printing--Commercial (0.4%):
      3,300 Banta Corp. ............................................      91,971
                                                                       ---------
 Restaurants (1.4%):
     10,600 McDonald's Corp. .......................................     287,684
                                                                       ---------
 Retail (8.9%):
      9,000 Bed Bath & Beyond, Inc.(b)..............................     229,140
      9,075 Home Depot, Inc. .......................................     348,208
      1,600 Lowe's Cos., Inc. ......................................      50,640
     12,800 Target Corp. ...........................................     406,400
     10,000 Wal-Mart Stores, Inc. ..................................     495,000
      9,900 Walgreen Co. ...........................................     340,857
                                                                       ---------
                                                                       1,870,245
                                                                       ---------
 Satellite Telecommunications (0.3%):
      5,100 General Motors Corp.--Class H(b)........................      67,983
                                                                       ---------
 Shipping/Transportation (0.9%):
      3,600 United Parcel Service, Inc.--Class B....................     187,128
                                                                       ---------
 Telecommunications (5.5%):
      2,050 Alltel Corp. ...........................................     118,798
      5,100 BellSouth Corp. ........................................     211,905
      8,550 SBC Communications, Inc. ...............................     402,876
      6,000 Verizon Communications, Inc. ...........................     324,660
      7,300 WorldCom, Inc.--WorldCom Group(b).......................     109,792
                                                                       ---------
                                                                       1,168,031
                                                                       ---------

                                   Continued

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                       Schedule of Portfolio Investments
                               September 30, 2001
                                  (Unaudited)

   Shares
     or
 Principal                         Security                             Value
   Amount                         Description                             $
 ---------- ------------------------------------------------------   -----------
 Common Stocks, continued:
 Telecommunications Equipment (1.1%):
      5,400 Corning, Inc. ........................................        47,628
      5,300 Lucent Technologies, Inc. ............................        30,369
      6,700 Nokia Corp.--ADR......................................       104,855
      7,600 Nortel Networks Corp. ................................        42,636
                                                                     -----------
                                                                         225,488
                                                                     -----------
   Total Common Stocks.............................................   20,087,471
                                                                     -----------

   Shares
     or
 Principal                         Security                             Value
   Amount                         Description                             $
 ---------- ------------------------------------------------------   -----------
 Repurchase Agreements (5.5%):
 $1,161,379 Fifth Third Bank, 2.75%, 10/1/01......................     1,161,379
                                                                     -----------
   Total Repurchase Agreements.....................................    1,161,379
                                                                     -----------
   Total Investments (Cost $23,719,150) (a)--100.7%................   21,248,850
   Liabilities in excess of other assets--(0.7)%...................    (139,858)
                                                                     -----------
   NET ASSETS--100.0%..............................................  $21,108,992
                                                                     ===========

------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.  $ 1,614,048
   Unrealized depreciation.   (4,084,348)
                             -----------
             Net unrealized
   depreciation............  $(2,470,300)
                             ===========

(b) Represents non-income producing security.

ADR--American Depositary Receipt
                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                              September 30, 2001

1. Organization:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Shelby Fund and The Shelby Large Cap Fund, (collectively, the "Funds" and individually, a "Fund"), are a series within the Group. As of September 30, 2001, the Funds are authorized to sell three classes of shares, namely, Class Y shares, Class A shares and Class B shares. Class B shares have not been offered for sale as of September 30, 2001.

 Each Class A and Class Y share of the Fund represents identical interests in the Funds' investment portfolio and has the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. Significant Accounting Principles:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   Securities Valuation:

   Investments in common and preferred stocks, commercial paper, corporate bonds, U.S. Government securities and U.S. Government agency securities are valued at their market values determined on the basis of the latest available bid quotation, ask quotation for short sale position in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair value by the investment adviser under the supervision of the Group's Board of Trustees. Pricing services may be used to value certain securities when the prices provided are believed to reflect the fair market value of such securities.

   Security Transactions and Related Income:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                              September 30, 2001

   or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Repurchase Agreements:

   The Funds may enter into repurchase agreements with financial institutions such as banks and broker-dealers which the investment adviser, SMC Capital, Inc., deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by a Fund's custodian or another qualified custodian. The repurchase agreements outstanding as of September 30, 2001 were collateralized by U.S. Government securities.

   Short Sale Transactions:

   The Funds may from time to time sell securities short. Short sales are transactions in which a Fund sells a security it does not own (but has borrowed), in anticipation of a decline in the market value of that security. The Funds may engage in short sales "against the box", in which a Fund, at the time of the short sale, owns or has the right to obtain securities equivalent in kind and amount. A Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which a Fund must purchase or deliver the security sold short. A Fund will realize a gain if the security declines in value between those dates. All short sales must be collateralized to the extent required by the applicable law. A Fund maintains the collateral in a segregated account with its custodian, consisting of cash and securities sufficient to collateralize its obligation on the short positions.

   Options Transactions:

   The Funds may write (sell) and purchase put and call options on securities, currencies and indices of securities (collectively, an "underlying asset"). These transactions are to hedge against changes in interest rates, security prices, currency fluctuations and other market developments, or for the purpose of earning additional income (i.e. speculation).

   When a Fund writes a covered call or put option, an amount equal to the net premium received is included in a Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated Continued

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                              September 30, 2001

   expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. The risk associated with writing an option is that a Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price which could be significantly different from the current market value.

   When a Fund purchases a call or put option, an amount equal to the premium paid is included in a Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Written and purchased options are non-income producing securities.

   The table below reflects the Funds' activity in written options during the six months ended September 30, 2001. The Premiums column represents the premiums paid by the option counterparties to the Fund in connection with entering into the written options.

   Written Option Activity:

   The Shelby Fund

                                       Call Options            Put Options
                                   ---------------------  ---------------------
                                   Number of              Number of
                                   Contracts  Premiums    Contracts  Premiums
                                   --------- -----------  --------- -----------
    Balance at beginning of year.      70    $ 1,022,256     100    $ 1,099,663
    Options written..............      --             --     245      2,632,567
    Options closed...............     (70)    (1,022,256)   (345)    (3,732,230)
                                      ---    -----------    ----    -----------
    Options outstanding at end of
     year........................      --    $        --      --    $        --
                                      ===    ===========    ====    ===========

   Distributions to Shareholders:

   Distributions from net investment income, if any, are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually by the Funds.
                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                              September 30, 2001


   Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the tax deferral of losses on wash sales.

   Federal Income Taxes:

   It is the policy of the Funds to qualify as regulated investment companies by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve them from all, or substantially all, federal income taxes.

3. Purchases and Sales of Securities:

 Purchases and sales of securities (excluding short-term securities) for the six months ending September 30, 2001 were as follows:

                                                         Purchases     Sales
                                                        ----------- -----------
  The Shelby Fund...................................... $11,428,436 $11,593,729
  The Shelby Large Cap Fund............................ $ 1,155,782 $   456,923

4. Related Party Transactions:

 Investment advisory services are provided to the Funds by SMC Capital, Inc. ("SMC"). Under the terms of the Investment Advisory Agreement, SMC is entitled to receive fees computed based on an annual percentage of 1.00% of the average daily net assets of the Shelby Fund and 0.85% of the average daily net assets of the Shelby Large Cap Fund.

 BISYS Fund Services Ohio, Inc. ("BISYS"), with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the Administration agreement, BISYS is entitled to receive fees computed based on an annual percentage of 0.20% of the average daily net assets of the Funds.

 BISYS also serves the Funds as transfer agent and fund accountant. Under the terms of the Transfer Agency and Fund Accounting Agreements, BISYS' fees are computed on the basis of the number of shareholders and average daily net assets, respectively.

 BISYS Fund Services Limited Partnership serves as the Funds' distributor (the "Distributor") and has entered into a Service and Distribution Plan (the "Plan"). This Plan is pursuant to Rule 12b-1 under the 1940 Act Continued

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                              September 30, 2001

 under which the Class A and Class B shares of the Funds may directly incur or reimburse the Distributor for expenses related to the distribution and promotion of such shares. The annual limitation for payment of such expenses is 0.25% and 1.00% of the average daily net assets of Class A and Class B, respectively.

5. Common Trust Conversion:

 On September 10, 2001, The Shelby Large Cap Fund commenced operations with the combination of all of the assets and liabilities of several common trust funds. The following is a summary of shares issued, net assets converted, net asset value per share, and unrealized depreciation as of the conversion date:

                                                        Net Asset
                                                Net     Value Per  Unrealized
                                   Shares     Assets      Share   Depreciation
                                  --------- ----------- --------- ------------
  The Shelby Large Cap Fund...... 2,087,254 $20,872,542  $10.00   ($2,140,944)

THE COVENTRY GROUP
THE SHELBY FUND

                              Financial Highlights

Selected data for a share outstanding throughout the periods indicated:

                                               Shelby Fund Class Y
                         ---------------------------------------------------------------------
                          Six Months       Year       Year       Year       Year       Year
                             Ended         Ended      Ended      Ended      Ended      Ended
                         September 30,   March 31,  March 31,  March 31,  March 31,  March 31,
                             2001          2001       2000       1999       1998       1997
                         -------------   ---------  ---------  ---------  ---------  ---------
                          (Unaudited)
Net Asset Value--
 Beginning of Period....    $  7.75       $ 20.08    $ 11.53    $ 13.66    $ 11.13    $ 11.82
                            -------       -------    -------    -------    -------    -------
Investment Activities:
 Net investment loss....      (0.03)        (0.09)     (0.16)     (0.10)     (0.15)     (0.09)
 Net realized/unrealized
  gains (losses) from
  investment
  transactions..........      (0.33)       (10.08)      9.39       1.07       4.40      (0.19)
                            -------       -------    -------    -------    -------    -------
Total from Investment
 Activities.............      (0.36)       (10.17)      9.23       0.97       4.25      (0.28)
                            -------       -------    -------    -------    -------    -------
Distributions:
 Net realized gains from
  investment
  transactions..........         --         (2.16)     (0.68)     (3.10)     (1.72)     (0.41)
                            -------       -------    -------    -------    -------    -------
Total Distributions.....         --         (2.16)     (0.68)     (3.10)     (1.72)     (0.41)
                            -------       -------    -------    -------    -------    -------
Change in Net Asset
 Value..................      (0.36)       (12.33)      8.55      (2.13)      2.53      (0.69)
                            -------       -------    -------    -------    -------    -------
Net Asset Value--End of
 Period.................    $  7.39       $  7.75    $ 20.08    $ 11.53    $ 13.66    $ 11.13
                            =======       =======    =======    =======    =======    =======
Total Return............      (4.65%)(a)   (53.42%)    82.50%     10.82%     39.31%     (2.80%)
Ratios/Supplemental
 Data:
 Net Assets, End of
  Period (000's)........    $25,084       $29,248    $68,417    $38,204    $90,544    $90,137
 Ratio of expenses to
  average net assets....       1.78%(b)      1.45%      1.59%      1.48%      1.29%      1.29%
 Ratio of net investment
  loss to average net
  assets................      (0.61%)(b)    (0.67%)    (1.18%)    (0.67%)    (0.95%)    (0.67%)
 Ratio of expenses to
  average net assets*...       1.83%(b)      1.50%      1.64%      1.53%      1.34%      1.34%
 Portfolio Turnover **..      42.09%       284.76%    122.25%    161.45%    176.66%    204.06%

------
(a)   Not annualized.
(b)  Annualized.
 * During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                             Financial Highlights

Selected data for a share outstanding throughout the periods indicated:

                                                 Shelby Fund Class A
                                          ------------------------------------
                                           Six Months       Year      Period
                                              Ended         Ended      Ended
                                          September 30,   March 31,  March 31,
                                              2001          2001      2000(a)
                                          -------------   ---------  ---------
                                           (Unaudited)
Net Asset Value--Beginning of Period.....    $ 7.78        $20.18     $12.38
                                             ------        ------     ------
Investment Activities:
 Net investment loss.....................     (0.04)        (0.12)     (0.03)
 Net realized/unrealized gains (losses)
  from investment transactions...........     (0.34)       (10.12)      8.51
                                             ------        ------     ------
Total from Investment Activities.........     (0.38)       (10.24)      8.48
                                             ------        ------     ------
Distributions:
 Net realized gains from investment
  transactions...........................        --         (2.16)     (0.68)
                                             ------        ------     ------
Total Distributions......................        --         (2.16)     (0.68)
                                             ------        ------     ------
Change in Net Asset Value................     (0.38)       (12.40)      7.80
                                             ------        ------     ------
Net Asset Value--End of Period...........    $ 7.40        $ 7.78     $20.18
                                             ======        ======     ======
Total Return (excludes sales charge).....    (4.88%)(b)    (53.50%)    74.29%(b)
Ratios/Supplemental Data:
 Net Assets, End of Period (000's).......    $  714        $  529     $   54
 Ratio of expenses to average net assets.      2.04%(c)      1.72%      1.64%(c)
 Ratio of net investment loss to average
  net assets.............................     (0.94%)(c)    (0.86%)    (1.42%)(c)
 Ratio of expenses to average net
  assets*................................      2.09%(c)      1.77%      1.70%(c)
 Portfolio Turnover**....................     42.09%       284.76%    122.25%

------
(a) For the period from October 28, 1999 (commencement of operations) through March 31, 2000.
(b) Not annualized.
(c) Annualized.
 * During the period, certain fees were reduced/reimbursed. If such fee reducions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                             Financial Highlights

Selected data for a share outstanding throughout the period indicated:

                                                                    Period
                                                                     Ended
                                                                 September 30,
                                                                    2001(a)
                                                                 -------------
                                                                  (Unaudited)
Net Asset Value--Beginning of Period............................    $ 10.00
                                                                    -------
Investment Activities:
 Net realized/unrealized losses from investment transactions....      (0.25)
                                                                    -------
Total from Investment Activities................................      (0.25)
                                                                    -------
Change in Net Asset Value.......................................      (0.25)
                                                                    -------
Net Asset Value--End of Period..................................    $  9.75
                                                                    =======
Total Return (excludes sales charge)............................      (2.50%)(b)
Ratios/Supplemental Data:
 Net Assets, End of Period (000's)..............................    $21,109
 Ratio of expenses to average net assets........................       1.65%(c)
 Ratio of net investment loss to average net assets.............      (0.60%)(c)
 Ratio of expenses to average net assets*.......................       2.31%(c)
 Portfolio Turnover.............................................       2.28%

------
(a) For the period from September 10, 2001 (commencement of operations) through September 30, 2001.
(b) Not annualized.
(c) Annualized.
* During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratio would have been as indicated.
                      See notes to financial statements.

INVESTMENT ADVISOR
SMC Capital, Inc.
4350 Brownsboro Rd.
Suite 310
Louisville, Kentucky 40207

ADMINISTRATOR
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

AUDITORS
Arthur Andersen LLP
2300 Meidinger Tower
Louisville Galleria
Louisville, Kentucky 40202


This report is for
the information of
shareholders of The
Shelby Funds, but it
may also be used as
sales literature
when preceded or
accompanied by the
current prospectus,
which gives details
about charges,
expenses, investment
objectives, and
operating policies
of the Funds. Read
the prospectus
carefully before
investing or sending
money.

11/01
                           [LOGO OF THE SHELBY FUND]

                               SMC Capital, Inc.
                               Investment Adviser


                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                               September 30, 2001


                    BISYS Fund Services Limited Partnership
                               3435 Stelzer Road
                              Columbus, Ohio 43219